Certain Balance Sheet Items (Details) - Schedule of other assets - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of other assets [Abstract]
Prepaid Insurance		$ 385	$ 519
Deferred cost – service contracts	$ 13	56	154
Other	3	2	4
Total other assets	$ 85,300	$ 443	$ 677